GMO Global Developed Equity Allocation Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	235 Months Ended
		Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI World Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		18.67%	11.16%	9.95%
Class III
Prospectus [Line Items]
Average Annual Return, Percent			10.98%	8.87%	8.02%	7.37%
Performance Inception Date		Jun. 16, 2005
Class III | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.31%	6.79%	6.34%	5.95%
Class III | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.07%	6.42%	6.01%	5.75%
Class III | MSCI World Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		18.67%	11.16%	9.95%	8.16%

[1]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
[2]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.